Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
ShareOptions	4,268
26 June 2014 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	26 June 2024
Exercise Price (in Dollars per share) | $ / shares	$ 0.47
ShareOptions	1,831
30 April 2018 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	30 April 2028
Exercise Price (in Dollars per share) | $ / shares	$ 1.1
ShareOptions	500
6 May 2020 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	5 May 2028
Exercise Price (in Dollars per share) | $ / shares	$ 0.47
ShareOptions	3,690
23 July 2020 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	26 July 2030
Exercise Price (in Dollars per share) | $ / shares	$ 2.11
ShareOptions	100
25 August 2020 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	24 August 2030
Exercise Price (in Dollars per share) | $ / shares	$ 1.98
ShareOptions	500
Share Option [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
ShareOptions	6,621
01 August 2022 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	01 August 2032
Exercise Price (in Dollars per share) | $ / shares	$ 0.74
ShareOptions	725
04 November 2022 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	04 November 2032
Exercise Price (in Dollars per share) | $ / shares	$ 0.67
ShareOptions	1,850
14 March 2023 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	14 March 2033
Exercise Price (in Dollars per share) | $ / shares	$ 0.57
ShareOptions	993
26 July 2023 [Member]
Share Based Payments (Details) - Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	26 July 2033
Exercise Price (in Dollars per share) | $ / shares	$ 0.67
ShareOptions	700